FINANCIAL INVESTORS TRUST

Highland Resolute Fund

(the “Fund”)

SUPPLEMENT DATED AUGUST 10, 2022 TO THE PROSPECTUS DATED AUGUST 31, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Effective August 10, 2022, “Summary Section – Principal Investment Strategies – Sub-Advisers” Section of the Fund’s prospectus is deleted in its entirety and replaced with the following:

Passaic Partners LLC (“Passaic” or the “Sub-Adviser”), is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Adviser, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements for the Fund, specifically without shareholder approval. Currently, the Adviser has entered into a sub-advisory agreement with Passaic.

Effective August 10, 2022, the following information is added to the section of the Fund’s prospectus entitled “Summary Section - Investment Adviser.”

As of August 10, 2022, Passaic Partners LLC (“Passaic” or the “Sub-Adviser”) serves as a sub-adviser to the Fund.

Effective August 10, 2022, the following information is inserted after the last paragraph of information contained in the section of the Fund’s prospectus entitled “Summary Section – Portfolio Managers.”

Passaic

The following individuals are jointly responsible, on behalf of the Sub-Adviser, for the day-to-day management of the particular portion of the Fund’s assets allocated to the Sub-Adviser, subject to oversight of the Adviser:

Josh Silva, Managing Partner and Chief Investment Officer of the Sub-Adviser. Mr. Silva has served as a portfolio manager of the Fund since August 10, 2022.

Michael Lulanaj, Partner and Head of Trading and Portfolio Manager of the Sub-Adviser. Mr. Lulanaj has served as a portfolio manager of the Fund since August 10, 2022.

Ashwin Karanth, Managing Director and Head of Risk Management & Research of the Sub-Adviser. Mr. Karanth has served as a portfolio manager of the Fund since August 10, 2022.

Effective August 10, 2022, the “Investment Objective and Principal Strategies – What are the Fund’s Principal Investment Strategies? – Sub-Advisers” section of the Fund’s prospectus is deleted in its entirety and replaced with the following:

The Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into a sub-advisory agreement for the Fund, specifically with Passaic Partners LLC (“Passaic”).

Effective August 10, 2022, the following information is inserted immediately before the fifth paragraph of the information contained in the section of the Fund’s prospectus entitled “Management.”

As of August 10, 2022 the Fund has an agreement with one Sub-Adviser. The Adviser and the Trust have entered into a sub-advisory agreement with respect to the Fund with the following Sub-Adviser, which may be selected from time to time by the Adviser, to manage a portion of the Fund’s assets.

Passaic, 110 Edison Place, Suite 304 Newark, New Jersey 07102. As of March 31, 2022, Passaic had total firm assets under management of approximately $1.4 billion.

The Sub-Adviser will be engaged to manage the investments of the Fund according to the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Adviser out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee. A discussion regarding the basis of the Board’s approval of the Sub-Advisory Agreement with Passaic is available in the Fund’s semi-annual report for the period ended October 31, 2021.

Effective August 10, 2022, the following information is inserted immediately before the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Portfolio Managers.”

PASSAIC

Each of the persons listed below are responsible for the day-to-day management of the particular portion of the Fund’s assets allocated to Passaic, subject to the oversight of the Adviser, and have served as portfolio managers of the Fund on behalf of Passaic since August 10, 2022.

Portfolio Manager	Past 5 Years’ Experience
Josh Silva	Partner and Portfolio Manager, Harvest Volatility Management from May 2013 to December 2021. Managing Partner and Chief Investment Officer of Passaic from January 2022 to present.
Ashwin Karanth

Portfolio Management, Quantitative Research and Trading, Volaris Capital Management, from April 2017 to May 2019.

Executive Director Research & Trading, Harvest Volatility Management from June 2019 to December 2021.

Managing Director and Head of Risk Management & Research of Passaic from January 2022 to present.

Michael Lulanaj	Director-Broker at BGC Partners LP from March 2011 to September 2021. Partner and Head of Trading and Portfolio Manager of Passaic from January 2022 to present.

For more information, please contact the Fund at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Highland Resolute Fund

(the “Fund”)

SUPPLEMENT DATED AUGUST 10, 2022

TO STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2021

The following information replaces in its entirety the last sentence of the section “What are the Fund’s Principal Investment Strategies – Sub-Advisers” section of the SAI:

Currently, the Adviser has entered into a sub-advisory agreement for the Fund, specifically with Passaic Partners LLC (“Passaic”).

The following information is added to the list of entities that may receive Portfolio Holdings data that is contained in the “Disclosure of Portfolio Holdings” section of the SAI:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided
Passaic Partners LLC	Daily	None	Daily	Daily

The following informationis inserted after the fourth paragraph  of the section of the Fund’s SAI entitled “Investment Adviser.”

Currently, the Adviser has entered into a Sub-Advisory Agreement with Passaic. As of the date of this SAI, a portion of the Fund’s assets have been allocated to Passaic. The initial term of the Sub-Advisory Agreement is two years. The Board may extend the Sub-Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by the vote of a majority of the voting securities of the Fund, the Adviser or the Sub-Adviser may terminate the Sub-Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and Passaic is available in the Fund’s semi-annual report for the period ended October 31, 2021.

The following information is added to the “Other Accounts Managed by Portfolio Managers” table under “Portfolio Managers” section of the Fund’s SAI:

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)**	Number	Total Assets (in millions)**
Passaic Partners LLC
Josh Silva	0	NA	2	$167	10	$1,077
Ashwin Karanth	0	NA	2	$167	10	$1,077
Michael Lulanaj	0	NA	2	$167	10	$1,077
*	None of these other accounts’ advisory fee is based on performance.
**	As of July 31, 2022.

The following information is inserted after the last paragraph of the section of the Funds’ SAI entitled “Portfolio Managers – Portfolio Managers Compensation.”

Passaic Partners LLC

Portfolio Manager Compensation

Portfolio Managers are compensated through a base salary and annual bonus structure.  Each Portfolio Manager’s base salary is fixed and is determined on a periodic basis based on such Portfolio Manager’s position at the firm and prior relevant experience. Each Portfolio Manager’s annual bonus is discretionary and is based on the overall performance of the firm during such period. Portfolio Managers’ compensation is not based on Fund pre- or after-tax performance or on the value of assets held in the Fund’s portfolio. Portfolio Managers that are Partners also receive a portion of the profits of Passaic. Passaic believes ownership is an important factor in aligning the long-term interest of the team with that of Passaic’s clients. Further, it promotes long-term retention of the company’s key talent.

Conflicts of Interest with Other Accounts

This mandate is a unique blend of two of Passaic’s other strategies trading highly liquid instruments. Passaic has indicated that there are no known conflicts of interest between the portion of the Fund managed by Passaic, and Passaic’s other accounts.

The following information is added to the “Ownership of Securities” table under “Portfolio Managers” section of the Fund’s SAI:

Portfolio Manager(s)	Dollar Range of Ownership of Securities*
Josh Silva	$0
Ashwin Karanth	$0
Michael Lulanaj	$0

*	As of July 31, 2022.

The following information is added to the end of the “APPENDIX B - Proxy Voting Policy, Procedures and Guidelines” section of the SAI.

Passaic Partners LLC Proxy Voting Procedures

Not applicable as the options contracts held by the strategy, which are the sole investment made by Passaic on behalf of the Fund, do not require proxy voting.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE